Share Capital - Option transaction (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of options
Balance at beginning of period (in shares) | shares	8,170,000	10,170,000
Options exercised (in shares) | shares	(100,000)	(5,950,000)
Options granted (in share) | shares	1,750,000	3,950,000
Balance at end of period (in shares) | shares	9,820,000	8,170,000
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares	$ 4.43	$ 2.11
Options exercised (in CAD per share) | $ / shares	1.40	0.91
Options granted (in CAD per share) | $ / shares	4.00	5.09
Balance at end of period (in CAD per share) | $ / shares	$ 4.38	$ 4.43